Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-11625
Entity Registrant Name	Pentair plc
Entity Central Index Key	0000077360
Entity Tax Identification Number	98-1141328
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Regal House
Entity Address, Address Line Two	70 London Road
Entity Address, City or Town	Twickenham, London
Entity Address, Country	GB
Entity Address, Postal Zip Code	TW13QS
Country Region	44
City Area Code	74
Local Phone Number	9421-6154
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	PNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false